September 22, 2005
By EDGAR Transmission Securities and Exchange Commission Division of Corporation Finance 100 F Street, NE Washington, DC 20549

Attention:	Brad Skinner, Accounting Branch Chief Christine Davis, Staff Accountant

Re:	Gensym Corporation (File No. 0-27696)
Form 10-K for Fiscal Year Ended December 31, 2004
Form 10-Q for Fiscal Quarter Ended June 30, 2005

Ladies and Gentlemen:

On behalf of Gensym Corporation (“Gensym” or the “Company”), submitted herewith for filing is Amendment No. 1 to the above-captioned Form 10-Q for the fiscal quarter ended June 30, 2005 (the “Form 10-Q/A”). The Form 10-Q/A is being filed in response to comments contained in a letter dated September 8, 2005 (the “Letter”) from Brad Skinner of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), to Kim Mayyasi, President and Chief Executive Officer of Gensym.

The responses contained herein are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. The responses are keyed to the number of the comments in the Letter and to the headings used in the Letter.

Form 10-K for Fiscal Year Ended December 31, 2004

Notes to Consolidated Financial Statements

Note 1. Operations and Significant Accounting Policies

Revenue Recognition, page 36

1.	We note that you provide certain consulting services on a fixed-price basis and revenues are recognized used the percentage-of-completion method. Tell us specifically the types of services being provided. Note that recognizing revenue pursuant to SOP 81-1 is not permitted for service arrangements.

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Response:	The Company supplementally advises the Staff that the consulting revenues recognized using the percentage-of-completion basis that are referenced in the penultimate paragraph of the Revenue Recognition section of Note 1 to the Company’s Consolidated Financial Statements result from contracts to perform specific, clearly identified services, such as prototype and engineering design services. These contracts are short-term (generally under six months), infrequent (one contract or less per year) and immaterial in amount (the Company recognized no revenues in the year ended December 31, 2004, revenues of $49,000 in the fiscal quarter ended March 31, 2005 and no revenues in the fiscal quarter ended June 30, 2005 from such contracts.).

The Company respectfully notes that the referenced services are not consulting services that relate to the sale and implementation of software, which the Company recognizes separately in accordance with the American Institute of Certified Public Accountants Guide and Statement of Position 97-2, Software Revenue Recognition, and Statement of Position No. 98-9, Modification of SOP 97-2, Software Revenue Recognition with Respect to Certain Transactions. The Company acknowledges that SOP 81-1 is not applicable to service contracts of this nature, but respectfully submits that the proportional performance model that it uses to recognize revenues yields substantially the same results. The Company has considered the use of both input (labor hours) and output (established contractual milestones) measurements as a means of measuring progress, and has found that the revenue recognition results are not materially different. The Company further advises the Staff that it does not defer any costs associated with the contracts relating to the referenced services.

In response to the Staff’s comment, in future filings the Company intends to revise this disclosure to clarify the revenue recognition method for the referenced services.

Form 10-Q for Fiscal Quarter Ended June 30, 2005

Item 4. Controls and Procedures, page 30

2.	We note that your previous auditors identified several material weaknesses that existed as of December 31, 2003 and that your current auditors identified additional material weaknesses that existed as of December 31, 2004. We further note that your controls and procedures were ineffective as of June 30, 2005 as a result of those material weaknesses. Please explain to us which, if any, of these material weaknesses have been remedied by your corrective actions completed as of June 30, 2005. In addition, please describe the corrective actions you plan to take in addressing each material weakness that continued to exist as of June 30, 2005 and provide us with your expected timeline.

Response:	The Company supplementally advises the Staff that it believes that the following material weaknesses identified by PricewaterhouseCoopers LLP that existed as of

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September 22, 2005

December 31, 2003 have been remedied by corrective actions of the Company completed as of June 30, 2005:

•      material weakness in the Company’s financial reporting closing and review process;

•      material weakness in the Company’s supervisory approval of journal entries; and

•      material weakness in the Company’s access and signatory rights to its bank accounts outside of the United States.

The Company also believes that the following matters representing material weaknesses or significant deficiencies in internal controls over financial reporting identified by Vitale, Caturano & Company, Ltd. that existed as of December 31, 2004 continued to exist as of June 30, 2005:

•      material weakness in the Company’s consolidation process; and

•      significant deficiency in reporting and responsibility for the review and approval of customer contracts and invoices.

The Company respectfully submits that while it has not fully remedied these continuing material weaknesses and significant deficiencies, it has taken corrective actions, as described in Item 4. Controls and Procedures of its Form 10-Q for the quarterly period ended June 30, 2005, to remedy them. These actions include the implementation of a new, integrated accounting system and the reorganization of the Company’s accounting organization so that all subsidiary staff now report directly to the Company’s US corporate controller. Set forth below is a more detailed discussion of both of the material weaknesses and significant deficiencies that existed as of June 30, 2005, the corrective actions the Company has taken or plans to take to address them and the Company’s expected timeline.

Material weakness in the Company’s consolidation process. The Company supplementally advises the Staff that the material weakness in the Company’s consolidation process as of December 31, 2004 related to the Company’s use of six different accounting systems, physically located in six different countries using five different languages. As a result, the Company had to consolidate its balance sheet and statements of operations and cash flows using a manual spreadsheet.

To address this material weakness, on December 31, 2004 the Company purchased a new Epicor Enterprise accounting system to replace its old Oracle accounting system. The Epicor system, which the Company began deploying in the first quarter of 2005, is capable of supporting all of the Company’s international subsidiaries on one integrated accounting system that will operate in

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September 22, 2005

English and be based in the Company’s US organization. In addition, in May 2005 the Company completed a formal reorganization of its accounting organization so that all of its European accounting staff now report directly to the Company’s US corporate controller. The Company believes that this reorganization has improved the flow and quality of information and reporting from the Company’s subsidiaries to its US organization.

As of June 30, 2005, the new Epicor system was approximately 70% deployed in the Company’s US organization and approximately 80% deployed in the Company’s Netherlands subsidiary, the Epicor General Ledger and reporting module had been deployed in each of the Company’s Italian, German, UK and Tunisian subsidiaries and the Company had begun the implementation of the Epicor deployment in its French subsidiary.

The Company supplementally advises the Staff that it currently expects that the Epicor system will be fully deployed by December 31, 2005 in its US organization and in its Netherlands, Italian and French subsidiaries. The Company also currently intends to maintain only the Epicor General Ledger and reporting module deployment for each of its Germany, UK and Tunisia subsidiaries, which the Company believes is appropriate because of the minimal accounting and reporting functions performed by these subsidiaries.

Significant deficiency in reporting and responsibility for the review and approval of customer contracts and invoices. The Company supplementally advises the Staff that the significant deficiency in reporting and responsibility for the review and approval of customer contracts as of December 31, 2004 related to responsibility for such review and approval being held by the Company’s sales organization rather than by the Company’s accounting and finance staff. As a result, certain accounting and finance information relating to the Company’s customer contracts and invoices was not properly communicated to the Company’s accounting and finance staff. This required the Company’s accounting and finance staff and the Company’s independent registered public accounting firm to undertake significant review, evaluation and interviews with the Company’s sales staff to ascertain required information.

To address this significant deficiency, the Company evaluated its review and approval process relating to customer contracts and invoices and has established new policies and revised the reporting requirements for that process. The Company formalized the information required for booking sales order entry in connection with the Company’s internal review of its quarterly results for the quarter ended June 30, 2005. As a result, sales packages for that quarter were reviewed by the Company’s chief financial officer and US corporate controller prior to review of the Company’s quarterly financial statements by the Company’s independent registered public accounting firm. In addition, under the

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new policies and procedures adopted effective July 1, 2005, the Company’s chief financial officer and US corporate controller now review all of the Company’s sales order and invoice packages in formal weekly meetings.

The Company supplementally advises the Staff that it currently expects that both of the material weaknesses and significant deficiencies discussed above that existed as of December 31, 2004 and June 30, 2005 to be remedied by or before December 31, 2005.

3.	Your disclosures do not appear to indicate whether the corrective actions taken during the quarter ended June 30, 2005 materially affected, or are reasonably likely to materially affect, your internal control over financial reporting. Please tell us how you considered the requirements of Item 308(c) of Regulation S-K.

Response:	The Company has revised the disclosure in Item 4 of Part I of the Form 10-Q/A in response to the Staff’s comment to clarify that the corrective actions taken during the quarter ended June 30, 2005 have materially affected, or are reasonably likely to materially affect, the Company’s internal control over financial reporting.

4.	Please describe the “additional procedures” that you performed that served as the basis for your belief that the control weaknesses and deficiencies did not lead to any material misstatements in the consolidated financing statements. In addition, describe to us any adjustments that were made to your financial statements prior to filing that resulted from these additional procedures.

Response:	The Company supplementally advises the Staff that the procedures undertaken by the Company to evaluate the extent to which the material weaknesses disclosed in the Form 10-Q could have led to material misstatements in its consolidated financial statements included the following:

•      the hiring in January 2005 and continued employment of a dedicated senior international accountant to work with each of the Company’s subsidiaries to formalize, review and evaluate the subsidiary’s financial reporting to the Company’s US organization;

•      the establishment of a formal review process for each of the Company’s subsidiaries that included a review and evaluation of financial information from the subsidiary, such as supporting schedules, adjusting entries, trend analysis, currency rates and account activity;

• the implementation of additional review and evaluation procedures under the Company’s old accounting system to verify the accuracy of the consolidation spreadsheet data;

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• the hiring and continued employment of a dedicated staff accountant in the Company’s US organization to review and evaluate revenue recognition and invoicing matters;

•      additional training for the accounting and finance staff of the Company’s US organization and subsidiaries relating to the Company’s material weaknesses and deficiencies and the process and procedures for evaluating and reviewing the Company’s internal control and financial information; and

• the performance of risk analysis and risk evaluations to identify and prioritize internal control weaknesses and risks.

Many of the procedures described above were employed on a day-to-day basis to monitor activity and provide guidance to the Company’s accounting and finance staff.

The Company supplementally advises the Staff that it did not make any quarter end closing or adjusting entries that resulted in material changes to its financial statements prior to filing that resulted from the additional procedures described above.

* * *

In connection with this response, Gensym has authorized us to acknowledge to you, on its behalf, that:

•	Gensym is responsible for the adequacy and accuracy of the disclosure in its filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	Gensym may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please telephone the undersigned at (617) 526-6626 or Corey DuFresne of this Firm at (617) 526-6039 with any questions concerning this letter. Please indicate receipt hereof by stamping the enclosed copy of this letter and returning it in the envelope provided.

Very truly yours,

/s/ DAVID A. WESTENBERG
David A. Westenberg

cc:    Kim Mayyasi